Financial risk management and fair values - Fair Value Measurements - Group's financial assets that are measured at fair value (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Transfers from level 1 to level 2, assets		¥ 0	¥ 0	¥ 0
Transfers from level 2 to level 1, assets		0	0	0
Transfers into level 3, assets	¥ 0	0	0	0
Transfers out of level 3, assets		0	0	0
Transfers from level 1 to level 2, liabilities		0	0	0
Transfers from level 2 to level 1, liabilities		0	0	0
Transfers into level 3, liabilities		0	0	¥ 0
Other non-current financial assets	90,603,000	73,870,000
Investment in an unlisted enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Other non-current financial assets		73,870,000			$ 10,409,000
Level 2 | Investment in a wealth management product
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	50,000,000
Level 2 | Investments in trust investment schemes
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	202,866,000
Level 3 | Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	90,603,000
Recurring | Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		73,870,000
Recurring | Investments in trust investment schemes
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		205,329,000	208,649,000
Recurring | Investment in monetary fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets			1,874,000
Recurring | Other investments | Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	90,603,000
Recurring | Other investments | Investment in a wealth management product
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	50,000,000
Recurring | Other investments | Investments in trust investment schemes
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	¥ 202,866,000
Recurring | Level 1 | Investment in monetary fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets			1,874,000
Recurring | Level 2 | Investment in an unlisted limited partnership enterprise
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		73,870,000
Recurring | Level 2 | Investments in trust investment schemes
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		¥ 205,329,000	¥ 208,649,000